Mining hardware prepayments (Tables)	12 Months Ended
Jun. 30, 2022
Mining hardware prepayments [Abstract]
Mining Hardware Prepayments
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Non-current assets
Mining hardware prepayments	158,184	75,129